Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001514183
Document Type	POS AM
Entity Registrant Name	SILO PHARMA, INC.
Entity Incorporation, State or Country Code	NV
Entity Emerging Growth Company	false
Amendment Description	This Post-Effective Amendment No. 2 (this “Post-Effective Amendment”) relates to the registration statement on Form S-1 (File No. 333-281692), initially filed by Silo Pharma Inc., a Nevada corporation (the “Registrant”), with the Securities and Exchange Commission (the “Commission”) on August 21, 2024 and declared effective by the Commission on September 3, 2024 as amended by that certain Post -Effective Amendment No. 1 filed on March 28, 2025 (the “Registration Statement”).This Post-Effective Amendment is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”) to update the Registration Statement to include, among other things, the consolidated financial statements of the Registrant as at and for the year ended December 31, 2025, which was filed with the Commission on March 27, 2026, as part of the Registrant’s Annual Report on Form 10-K.This Post-Effective Amendment covers only the resale, from time to time, of up to 820,911 shares of common stock, issuable upon exercise of outstanding warrants (the “Shares”) owned by the selling stockholders. The Registrant previously paid to the Commission the entire registration fee relating to the shares of common stock that are the subject of this Post-Effective Amendment. The Registrant paid a fee of $164.19 in connection with the registration of the Shares of common stock in connection with the Registration Statement.
Amendment Flag	true